Schedule of Investments August 31, 2021 (unaudited)

Tortoise North American Pipeline Fund

	Shares	Fair Value
Common Stock - 81.1% (1)
Canada Crude Oil Pipelines - 16.2% (1)
Enbridge Inc.	875,113	$34,400,692
Gibson Energy Inc.	266,433	4,806,416
Inter Pipeline Ltd.	795,357	12,608,204
Pembina Pipeline Corporation	574,813	17,517,980
		69,333,292
Canada Natural Gas/Natural Gas Liquids Pipelines - 12.0% (1)
AltaGas Ltd.	514,008	10,295,234
Keyera Corp.	406,154	9,780,017
TC Energy Corporation	654,028	31,053,250
		51,128,501
United States Crude Oil Pipelines - 0.3% (1)
Plains GP Holdings, L.P.	154,256	1,505,539
United States Local Distribution Companies - 17.6% (1)
Atmos Energy Corporation	183,748	17,917,267
Chesapeake Utilities Corporation	32,465	4,243,176
New Jersey Resources Corporation	178,546	6,666,908
NiSource Inc.	725,599	17,886,015
Northwest Natural Holding Co.	56,784	2,921,537
ONE Gas, Inc.	97,907	7,031,681
South Jersey Industries, Inc.	186,428	4,625,279
Southwest Gas Corporation	106,620	7,496,452
Spire Inc.	95,732	6,385,324
		75,173,639
United States Natural Gas Gathering/Processing - 8.2% (1)
Antero Midstream Corp.	521,040	5,007,194
Archrock, Inc.	239,635	1,840,397
EnLink Midstream, LLC	480,940	2,592,266
Equitrans Midstream Corp.	753,419	6,577,348
Hess Midstream LP	18,319	471,531
Rattler Midstream LP	32,382	352,964
Targa Resources Corp.	411,225	18,061,002
		34,902,702
United States Natural Gas/Natural Gas Liquids Pipelines - 26.8% (1)
Altus Midstream Co.	4,713	307,193
Cheniere Energy, Inc. (2)	210,706	18,428,347
Kinder Morgan, Inc.	1,848,258	30,071,158
National Fuel Gas Company	167,591	8,682,890
New Fortress Energy LLC	91,860	2,697,928
ONEOK, Inc.	458,453	24,077,951
The Williams Companies, Inc.	1,237,217	30,546,888
		114,812,355
Total Common Stock
(Cost $324,552,712)		346,856,028

Master Limited Partnerships and Related Companies - 18.6% (1)
United States Crude Oil Pipelines - 1.7% (1)
BP Midstream Partners LP	34,161	448,876
Delek Logistics Partners LP	6,541	282,833
Genesis Energy, L.P.	89,618	707,086
NuStar Energy L.P.	78,342	1,273,057
PBF Logistics LP	19,831	239,955
Plains All American Pipeline, L.P.	358,213	3,342,127
Shell Midstream Partners, L.P.	96,857	1,178,750
		7,472,684
United States Natural Gas Gathering/Processing - 1.2% (1)
Crestwood Equity Partners LP	41,014	1,080,719
Enable Midstream Partners, LP	69,286	536,273
Oasis Midstream Partners LP	8,524	180,709
USA Compression Partners LP	39,343	596,440
Western Midstream Partners LP	147,745	2,916,486
		5,310,627
United States Natural Gas/Natural Gas Liquids Pipelines - 10.7% (1)
Cheniere Energy Partners, L.P.	46,147	1,884,182
DCP Midstream Partners, LP	72,870	1,898,992
Energy Transfer LP	1,708,609	15,890,064
Enterprise Products Partners L.P.	1,165,014	25,933,212
		45,606,450
United States Refined Product Pipelines - 5.0% (1)
CrossAmerica Partners LP	14,471	272,634
Global Partners LP	21,598	437,575
Holly Energy Partners, L.P.	36,037	670,288
Magellan Midstream Partners, L.P.	176,203	8,670,950
MPLX LP	278,460	7,830,295
Phillips 66 Partners LP	47,194	1,687,185
Sprague Resources LP	7,921	141,707
Sunoco LP	43,050	1,584,240
		21,294,874
Total Master Limited Partnerships and Related Companies
(Cost $71,210,131)		79,684,635

Short-Term Investment - 0.1% (1)
United States Investment Company - 0.1% (1)
Invesco Government & Agency Portfolio - Institutional Class, 0.03% (3)
(Cost $287,424)	287,424	287,424

Total Investments - 99.8% (1)
(Cost $396,050,267)		426,828,087
Other Assets in Excess of Liabilities, Net - 0.2%(1)		853,200
Total Net Assets - 100.0%(1)		$427,681,287

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2021.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stock	$346,856,028	$-	$-	$346,856,028
Master Limited Partnerships	79,684,635	-	-	79,684,635
Short-Term Investment	287,424	-	-	287,424
Total Investments	$426,828,087	$-	$-	$426,828,087

Refer to the Fund's Schedule of Investments for additional industry information.